Income Taxes (Details) - Schedule of federal statutory tax rate - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of federal statutory tax rate [Abstract]
Net loss for the period	$ (11,690,098)	$ (586,895)	$ (957,055)
Statutory income tax rate	25.00%	31.20%	31.20%
Expected in tax recovery at statutory income tax rates	$ (2,923,000)	$ (177,814)	$ (298,889)
Permanent differences	1,601,000	14,390	3,498
Difference in tax rates, foreign exchange, and other	484,000	(112,435)	16,485
Change in deferred tax assets not recognized	838,000	275,859	278,906
Income tax expense (benefit)